SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

Common Stock Purchase Agreement

On October 9, 2023, the Company entered into a common stock purchase agreement (the “Common Stock Purchase Agreement”) and a related registration rights agreement (the “White Lion RRA”) with White Lion Capital, LLC, a Nevada limited liability company (“White Lion”). Pursuant to the Common Stock Purchase Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $10,000,000 in aggregate gross purchase price of newly issued shares of the Company’s common stock subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement.

In consideration for the commitments of White Lion, as described above, the Company issued to White Lion 187,500 shares of common stock (the “Commitment Shares”), having a value of $75,000 based upon the closing sale price of common stock on October 6, 2023.

The Company is obligated under the Common Stock Purchase Agreement and the White Lion RRA to file a registration statement with the SEC to register the common stock under the Securities Act of 1933, as amended (the “Securities Act”), for the resale by White Lion of shares of common stock that the Company may issue to White Lion under the Common Stock Purchase Agreement.

Subject to the satisfaction of certain customary conditions including, without limitation, the effectiveness of a registration statement registering the shares issuable pursuant to the Common Stock Purchase Agreement, the Company’s right to sell shares to White Lion will commence on the effective date of such registration statement and extend until December 31, 2024, unless the Company has exercised its right in full to sell shares to White Lion under the Common Stock Purchase Agreement prior to such date (the period beginning on the effective date and ending on the earlier of such dates, (the “Commitment Period”). During such term, subject to the terms and conditions of the Common Stock Purchase Agreement, the Company shall notify (such notice, a “Purchase Notice”) White Lion when the Company exercises its right to sell shares (the effective date of such notice, a “Notice Date”). The Purchase Notice may be a Fixed Purchase Notice, a Rapid Purchase Notice or a VWAP Purchase Notice, each as described below.

The number of shares sold pursuant to any such notice may not exceed the lesser of (i) 30% of the Average Daily Trading Volume for the Common Stock traded on Nasdaq and (ii) $1,000,000 divided by the highest closing price of the Common Stock over the most recent five business days immediately preceding receipt of the applicable Purchase Notice from the Company, and can be increased at any time at the sole discretion of White Lion, up to 9.99% of the outstanding shares of the Company .

Under a Fixed Purchase Notice, the purchase price to be paid by White Lion for any such shares will equal 85% of lowest daily VWAP of the common stock during a period of five consecutive business days prior to, ending on and including the applicable Notice Date. Under a VWAP Purchase Notice, the purchase price to be paid by White Lion will equal 95% of the VWAP of the common stock during the two consecutive business days commencing on and including the applicable Notice Date. Under a Rapid Purchase Notice, the purchase price to be paid by White Lion will equal 85% of the VWAP of the common stock on the applicable Notice Date, unless notice is provided after 9:00 a.m. New York time on any business day, in which case the purchase price to be paid by White Lion will equal the lowest traded price of the Company’s common stock on the applicable Notice Date.

The Company may terminate the Common Stock Purchase Agreement at any time in the event of a material breach of the Common Stock Purchase Agreement by White Lion, which shall be effected by written notice being sent by the Company to White Lion; provided, however, that the Company shall have delivered the Commitment Shares to White Lion prior to such termination. In addition, the Common Stock Purchase Agreement shall automatically terminate on the earlier of (i) the end of the Commitment Period or (ii) the date that, pursuant to or within the meaning of any bankruptcy law, the Company commences a voluntary case or any person commences a proceeding against the Company, a custodian is appointed for the Company or for all or substantially all of its property or the Company makes a general assignment for the benefit of its creditors. No termination of the Common Stock Purchase Agreement will affect the registration rights provisions contained in the White Lion RRA described below.

On October 23, 2023, the Company issued a Rapid Purchase Notice to White Lion for 300,000 shares and received proceeds of $90,625, net of $5,000 document preparation fees. On October 27, 2023, the Company issued a Fixed Purchase Notice to White Lion for 75,000 shares and received proceeds of $21,484.

Unsecured Non-Convertible Notes

In connection with our unsecured non-convertible note financing in May 2023, we issued to the investor 1,232,156 common stock warrants with a per share exercise price of $0.6262. The $0.6262 per share exercise price of these warrants is subject to a “full ratchet” adjustment if the Company issues securities at an effective per share price lower than the then effective warrant exercise price. In connection with our sale of shares under our equity line on October 27, 2023, the exercise price of these warrants was reduced to $0.2865.